Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income [line items]
Interest expenses	₩ 293,854	₩ 263,389	₩ 263,579
Loss on foreign currency transactions	81,171	13,105	27,805
Loss on foreign currency translation	200,109	213,689	26,340
Loss on derivative transactions	24,331	6,287	1,406
Loss on valuation of derivatives	21,601	15,947	163,763
Loss on valuation of financial instruments	65,660	25,994	15,646
Others	485	2,207	692
Total	749,908	563,330	507,383
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 62,697	₩ 22,712	₩ 8,152